FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Marketable Securities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	$ 188,826	[1]
Gross unrealized gains	2,088
Gross Unrealized losses	(7,204)
Estimated fair value	183,710
Accrued interest	1,250
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	166,356	[1]
Gross unrealized gains	2,015
Gross Unrealized losses	(7,117)
Estimated fair value	161,254
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	22,470	[1]
Gross unrealized gains	73
Gross Unrealized losses	(87)
Estimated fair value	$ 22,456

[1]	Excluding accrued interest of $1,250.